Income taxes - Components of Net Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (12,180)	$ (31,021)	$ (84,778)
Foreign	2,650	3,155	1,633
Loss before income taxes	$ (9,530)	$ (27,866)	$ (83,145)